Accumulated Other Comprehensive Loss Reclassifications from Accumulated Other Comprehensive Loss (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Selling, general and administrative expenses	$ 107.0	$ 101.6	$ 310.9	$ 312.6	$ 416.0	$ 347.1	$ 407.0
Income tax expense (benefit)	3.1	10.4	(7.7)	1.3	23.3	(31.5)	26.0
Net of tax					31.4	84.2	(46.9)
Cost of sales	977.4	950.2	2,762.9	2,753.8	3,801.9	3,183.5	3,302.1
Restructuring, impairment and transaction-related charges	14.1	27.8	45.9	82.9	95.3	118.3	114.0
Net earnings (loss) from continuing operations					30.9	56.3	(8.0)
Impact of income taxes	(0.6)	(0.5)	(1.7)	(1.6)	48.7	(17.3)	(37.5)
Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net of tax	(0.9)	(0.8)	(2.8)	(4.9)	(7.0)	(9.9)	5.2
Net earnings (loss) from continuing operations					(9.9)	(16.2)	8.7
Impact of income taxes					2.9	6.3	(3.5)
Revaluation Gain on Sale of Businesses [Member] | Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Selling, general and administrative expenses					(2.4)	0	0
Amortization of Prior Service Credit on Postretirement Benefit Plans[Member] | Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Selling, general and administrative expenses					(5.7)	(3.4)	(3.5)
Income tax expense (benefit)					2.2	1.3	1.3
Net of tax					(3.5)	(2.1)	(2.2)
Pension and Other Postretirement Benefit Liability [Member] | Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Income tax expense (benefit)	(0.6)	(0.5)	(1.7)	(1.6)	(0.1)	0	(0.1)
Net of tax	(0.9)	(0.8)	(2.8)	(2.5)	0.2	(0.1)	0.3
Cost of sales					0.3	(0.1)	0.4
Accumulated Defined Benefit Plans Adjustment for Curtailments [Member] | Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Income tax expense (benefit)					0.8	5.0	(4.7)
Net of tax					(1.3)	(7.7)	7.1
Restructuring, impairment and transaction-related charges					$ (2.1)	$ (12.7)	$ 11.8